Receivables	9 Months Ended
Sep. 30, 2023
Receivables [Abstract]
RECEIVABLES
5.	RECEIVABLES

As of September 30, 2023, accounts receivable consists of customer receivables of $3,363 (net an allowance for doubtful accounts of $400) and GST receivable of $25,923. As of December 31, 2022, accounts receivable consists of customer receivables of $46,592 (net an allowance for doubtful accounts of $6,100) and GST receivable of $14,157.